INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2022	2021

Raw materials	$2,105	$1,553
Work in progress	911	599
Finished products	5,427	3,599

	$8,443	$5,751